OTHER LIABILITIES - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OTHER LIABILITIES [Line items]
Post-employment benefits, Beginning balance	$ 1,201	$ 1,274
Accretion	1,062	2,859
Benefits paid	(105)	(95)
Post-employment benefits, Ending balance	1,117	1,201
Accretion expense - Post-employment benefits
OTHER LIABILITIES [Line items]
Accretion	$ 21	$ 22